Pay vs Performance Disclosure - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Dec. 28, 2024	Feb. 14, 2021	Mar. 17, 2025	Dec. 27, 2025	Dec. 25, 2021	Nov. 30, 2024	Dec. 27, 2025	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for Lip-Bu Tan ($)	CAP to Lip-Bu Tan ($)	Average SCT Total for Non-PEO NEOs ($)	Average CAP to Non- PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($B)	Revenue (Non- GAAP) ($B)
					TSR ($)	Peer Group TSR ($)
2025	92,990,900	161,645,068	12,888,867	14,951,946	85.08	264.83	(0.3)	52.9
2024	N/A	N/A	10,214,333	(2,842,898)	47.71	214.75	(18.8)	53.1
2023	N/A	N/A	8,815,275	23,524,978	116.52	153.86	1.7	54.2
2022	N/A	N/A	12,812,380	5,207,059	59.86	97.48	8.0	63.1
2021	N/A	N/A	10,538,800	2,003,497	111.80	135.12	19.9	74.7

Year	SCT Total for Robert H. Swan ($)	CAP to Robert H. Swan ($)	SCT Total for Patrick P. Gelsinger ($)	CAP to Patrick P. Gelsinger ($)	SCT Total for Michelle Johnston Holthaus ($)	CAP to Michelle Johnston Holthaus ($)	SCT Total for David A. Zinsner ($)	CAP to David A. Zinsner ($)

2025	N/A	N/A	N/A	N/A	33,073,500	55,929,253	18,174,100	31,258,742
2024	N/A	N/A	27,429,900	(82,216,617)	12,626,000	(13,792,850)	12,343,100	(14,258,138)
2023	N/A	N/A	16,855,400	82,484,119	N/A	N/A	N/A	N/A
2022	N/A	N/A	11,614,700	(78,501,522)	N/A	N/A	N/A	N/A
2021	605,300	(26,428,474)	178,590,400	124,177,488	N/A	N/A	N/A	N/A

Company Selected Measure Name							Revenue (Non-GAAP)
Named Executive Officers, Footnote
NEOs. The following table shows the PEO(s) and Non-PEO NEOs for each year.

	PEO	Non-PEO NEOs
2025	Lip-Bu Tan;† Michelle Johnston Holthaus; David A. Zinsner††	Nagasubramaniyan Chandrasekaran, April Miller Boise and Christoph Schell
2024	Patrick P. Gelsinger; Michelle Johnston Holthaus; David A. Zinsner††	Christoph Schell, Justin Hotard and April Miller Boise
2023	Patrick P. Gelsinger	Michelle Johnston Holthaus, Sandra L. Rivera, David A. Zinsner and Christoph Schell
2022	Patrick P. Gelsinger	Michelle Johnston Holthaus, Sandra L. Rivera, David A. Zinsner, Christoph Schell and George S. Davis
2021	Robert H. Swan; Patrick P. Gelsinger†††	Sandra L. Rivera, Steven R. Rodgers, George S. Davis, Gregory M. Bryant and Navin Shenoy
†    Mr. Tan was appointed Intel’s CEO effective March 18, 2025.
††    Mr. Gelsinger ceased being Intel’s CEO effective as of December 1, 2024. Ms. Johnston Holthaus and Mr. Zinsner served as Intel’s Interim Co-CEOs effective as of December 1, 2024 until March 18, 2025.
†††    Mr. Swan ceased being Intel’s CEO effective as of February 15, 2021, and Mr. Gelsinger was appointed Intel’s CEO effective as of February 15, 2021.

Peer Group Issuers, Footnote
TSR. Pursuant to the SEC rules, company TSR and Peer Group TSR is determined based on the value of an initial fixed investment of $100 on December 24, 2020, the last trading day prior to the commencement of fiscal year 2021, through the end of the listed year. The Peer Group TSR set forth in this table utilizes the S&P 500 IT Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K under the Exchange Act, and included in our 2025 Annual Report on Form 10-K.

Adjustment To PEO Compensation, Footnote
Compensation Actually Paid Calculations. The following table shows the adjustments made to the Summary Compensation Table total compensation to calculate “compensation actually paid” to each of our PEOs for 2025, Messrs. Tan and Zinsner and Ms. Johnston Holthaus, and the average “compensation actually paid” to our Non-PEO NEOs for 2025.

	Lip-Bu Tan ($)	Michelle Johnston Holthaus ($)	David A. Zinsner ($)	Average for Non-PEO NEOs ($)
Summary Compensation Table (SCT) Total	92,990,900	33,073,500	18,174,100	12,888,867
Minus, the amounts reported as “Stock Awards” and “Option Awards” in the SCT	89,162,700	28,062,900	13,955,900	10,729,000
Plus, the fair value as of 2025 fiscal year end of equity awards granted in 2025 and unvested as of year end	157,816,868	43,147,021	20,572,929	9,666,375
Plus, the change in fair value as of 2025 fiscal year end (from 2024 fiscal year end) of outstanding and unvested equity awards granted in a prior year	—	7,702,249	6,467,410	3,633,153
Plus, the change in fair value as of the vesting date (from 2024 fiscal year end) of equity awards granted in a prior year that vested during 2025	—	69,383	203	1,219,327
Minus, the fair value as of 2024 fiscal year end of awards that were forfeited during 2025	—	—	—	1,726,776
Equals Compensation Actually Paid (CAP)*	161,645,068	55,929,253	31,258,742	14,951,946
*    No adjustments were made to CAP for defined benefit and actuarial pension plans because there was no change in pension value reported in the SCT for any of the NEOs in 2025, and the pension plan benefit that certain NEOs participated in was frozen effective in January 2020, so there is no ongoing service cost.

Non-PEO NEO Average Total Compensation Amount							$ 12,888,867	$ 10,214,333	$ 8,815,275	$ 12,812,380	$ 10,538,800
Non-PEO NEO Average Compensation Actually Paid Amount							$ 14,951,946	(2,842,898)	23,524,978	5,207,059	2,003,497
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid Calculations. The following table shows the adjustments made to the Summary Compensation Table total compensation to calculate “compensation actually paid” to each of our PEOs for 2025, Messrs. Tan and Zinsner and Ms. Johnston Holthaus, and the average “compensation actually paid” to our Non-PEO NEOs for 2025.

	Lip-Bu Tan ($)	Michelle Johnston Holthaus ($)	David A. Zinsner ($)	Average for Non-PEO NEOs ($)
Summary Compensation Table (SCT) Total	92,990,900	33,073,500	18,174,100	12,888,867
Minus, the amounts reported as “Stock Awards” and “Option Awards” in the SCT	89,162,700	28,062,900	13,955,900	10,729,000
Plus, the fair value as of 2025 fiscal year end of equity awards granted in 2025 and unvested as of year end	157,816,868	43,147,021	20,572,929	9,666,375
Plus, the change in fair value as of 2025 fiscal year end (from 2024 fiscal year end) of outstanding and unvested equity awards granted in a prior year	—	7,702,249	6,467,410	3,633,153
Plus, the change in fair value as of the vesting date (from 2024 fiscal year end) of equity awards granted in a prior year that vested during 2025	—	69,383	203	1,219,327
Minus, the fair value as of 2024 fiscal year end of awards that were forfeited during 2025	—	—	—	1,726,776
Equals Compensation Actually Paid (CAP)*	161,645,068	55,929,253	31,258,742	14,951,946
*    No adjustments were made to CAP for defined benefit and actuarial pension plans because there was no change in pension value reported in the SCT for any of the NEOs in 2025, and the pension plan benefit that certain NEOs participated in was frozen effective in January 2020, so there is no ongoing service cost.

Compensation Actually Paid vs. Total Shareholder Return
In accordance with SEC rules, the charts below illustrate how “compensation actually paid” (CAP) to our NEOs aligns with our company’s financial performance as measured by our TSR, our Peer Group TSR, our net income, and our revenue.
Compensation Actually Paid vs. Intel TSR and S&P 500 IT Index TSR

Tan CAP ($M)	Holthaus CAP ($M)	Zinsner CAP ($M)	Gelsinger CAP ($M)

Swan CAP ($M)	Avg NEO CAP ($M)	S&P 500 IT TSR	INTC TSR

Compensation Actually Paid vs. Net Income
In accordance with SEC rules, the charts below illustrate how “compensation actually paid” (CAP) to our NEOs aligns with our company’s financial performance as measured by our TSR, our Peer Group TSR, our net income, and our revenue.
Compensation Actually Paid vs. Net Income and Revenue (Non-GAAP)

Tan CAP ($M)	Holthaus CAP ($M)	Zinsner CAP ($M)	Gelsinger CAP ($M)

Swan CAP ($M)	Avg NEO CAP ($M)	Net Income ($B)	Non-GAAP Revenue ($B)

Compensation Actually Paid vs. Company Selected Measure
In accordance with SEC rules, the charts below illustrate how “compensation actually paid” (CAP) to our NEOs aligns with our company’s financial performance as measured by our TSR, our Peer Group TSR, our net income, and our revenue.
Compensation Actually Paid vs. Net Income and Revenue (Non-GAAP)

Tan CAP ($M)	Holthaus CAP ($M)	Zinsner CAP ($M)	Gelsinger CAP ($M)

Swan CAP ($M)	Avg NEO CAP ($M)	Net Income ($B)	Non-GAAP Revenue ($B)

Total Shareholder Return Vs Peer Group
In accordance with SEC rules, the charts below illustrate how “compensation actually paid” (CAP) to our NEOs aligns with our company’s financial performance as measured by our TSR, our Peer Group TSR, our net income, and our revenue.
Compensation Actually Paid vs. Intel TSR and S&P 500 IT Index TSR

Tan CAP ($M)	Holthaus CAP ($M)	Zinsner CAP ($M)	Gelsinger CAP ($M)

Swan CAP ($M)	Avg NEO CAP ($M)	S&P 500 IT TSR	INTC TSR

Tabular List, Table

Three Most Important Performance Measures
Revenue (Non-GAAP)
Gross Margin Percentage (Non-GAAP)
Relative TSR

Total Shareholder Return Amount							$ 85.08	47.71	116.52	59.86	111.80
Peer Group Total Shareholder Return Amount							264.83	214.75	153.86	97.48	135.12
Net Income (Loss)							$ (300,000,000)	$ (18,800,000,000)	$ 1,700,000,000	$ 8,000,000,000.0	$ 19,900,000,000
Company Selected Measure Amount							52,900,000,000	53,100,000,000	54,200,000,000	63,100,000,000	74,700,000,000
PEO Name		Mr. Swan		Mr. Tan	Mr. Gelsinger	Mr. Gelsinger			Mr. Gelsinger	Mr. Gelsinger
Additional 402(v) Disclosure
Compensation Actually Paid. The dollar amounts reported represent the “compensation actually paid,” as calculated in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our executives during the applicable year. In accordance with SEC rules, certain adjustments were made to the Summary Compensation Table total compensation to determine the amount of “compensation actually paid,” including adding (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718 (FASB ASC Topic 718) using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (see beginning on page 62 for additional information on assumption methodologies).

Measure:: 1
Pay vs Performance Disclosure
Name							Revenue (Non-GAAP)
Non-GAAP Measure Description
Company Selected Measure. Revenue (Non-GAAP) is the financial measure that was determined to be the most important financial performance measure linking “compensation actually paid” to our NEOs to company performance for 2025 and therefore was selected as the 2025 “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K under the Exchange Act. For 2025, 2024, 2023 and 2022, revenue (non-GAAP) is the same as the company’s reported consolidated GAAP revenue (i.e., no adjustments to GAAP revenue were made in 2025, 2024, 2023 and 2022). For 2021, revenue (non-GAAP) is the company’s reported consolidated GAAP revenue ($79.0 billion) less revenue during 2021 from the NAND memory business we agreed to sell to SK hynix ($4.3 billion).

Measure:: 2
Pay vs Performance Disclosure
Name							Gross Margin Percentage (Non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name							Relative TSR
Tran [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							$ 92,990,900
PEO Actually Paid Compensation Amount							161,645,068
Holthaus [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							33,073,500	$ 12,626,000
PEO Actually Paid Compensation Amount							55,929,253	(13,792,850)
PEO Name	Ms. Johnston Holthaus		Ms. Johnston Holthaus
Zinsner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							18,174,100	12,343,100
PEO Actually Paid Compensation Amount							31,258,742	(14,258,138)
PEO Name	Mr. Zinsner		Mr. Zinsner
Gelsinger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								27,429,900	$ 16,855,400	$ 11,614,700	$ 178,590,400
PEO Actually Paid Compensation Amount								$ (82,216,617)	$ 82,484,119	$ (78,501,522)	124,177,488
Swan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount											605,300
PEO Actually Paid Compensation Amount											$ (26,428,474)
PEO | Tran [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(89,162,700)
PEO | Tran [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							157,816,868
PEO | Tran [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Tran [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Tran [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Holthaus [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(28,062,900)
PEO | Holthaus [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							43,147,021
PEO | Holthaus [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							7,702,249
PEO | Holthaus [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							69,383
PEO | Holthaus [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Zinsner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(13,955,900)
PEO | Zinsner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							20,572,929
PEO | Zinsner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							6,467,410
PEO | Zinsner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							203
PEO | Zinsner [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(10,729,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							9,666,375
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							3,633,153
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							1,219,327
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							$ (1,726,776)